Equity (Details 2) (Detail Text) $ / shares in Units, R$ in Thousands, $ in Millions		12 Months Ended
	Jan. 26, 2018 share $ / shares	Dec. 31, 2021 BRL (R$) share shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2021 $ / shares	Oct. 30, 2018 USD ($)
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees		R$ 138,665	R$ 3,834
Equity-settled expenses recognized		305,408	75,218
Payroll taxes (LTIP)		61,359	62,293
Net foreign exchange gain			959
Net foreign exchange loss		117
Accumulated gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax		271
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax		278
Equity valuation adjustments		22,372	22,372
Treasury shares		R$ 285,011	13,609		$ 250
Share-based long-term incentive plan(LTIP)
Disclosure of classes of share capital [line items]
Percentage of stock		3.00%
Shares granted | share		6,167,108
Shares outstanding | share		5,907,695
Common shares
Disclosure of classes of share capital [line items]
Common Shares | shares		329,608,226
Common shares, per value/$ per shares | $ / shares				$ 0.000025
Class A common shares | Share-based long-term incentive plan(LTIP)
Disclosure of classes of share capital [line items]
share price per share | $/ shares | $ / shares	$ 21.50
LTIP exercised | share	1,823,727
BIVA [Member]
Disclosure of classes of share capital [line items]
Equity valuation adjustments			R$ 22,372